Property, plant and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consist of the following:

(In thousands)	September 30, 2022	December 31, 2021
Office and computer equipment	$416	$356
Leasehold improvements	113	113
Internally developed software	2,944	1,020
Other software	67	66

Property, plant and equipment, gross	$3,540	$1,555
Less: accumulated depreciation and amortization of software	(1,060)	(805)

Property, plant and equipment, net	$2,480	$750

Property, plant and equipment, net consist of the following (in thousands):

	December 31,
	2021	2020
Office and computer equipment	$356	$305
Leasehold improvements	113	113
Internally developed software	1,020	589
Other software	66	67
Property, plant and equipment, gross	$1,555	$1,074
Less: accumulated depreciation and amortization of software	(805)	(462)
Property, plant and equipment, net	$750	$612